UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hans S. Wiemann
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Hans S. Wiemann, Springfield, MA, May 11, 2012

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: $518,874


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1151C101    33427   518249 SH       Sole                   507274             10975
AECOM TECH                     COM              00766T100     2237   100000 SH       Sole                   100000
AEROPOSTALE                    COM              007865108     3243   150000 SH       Sole                   150000
AMER EXPRESS                   COM              025816109    31403   542734 SH       Sole                   531184             11550
AMERISOURCEBERGEN              COM              03073E105     2618    66000 SH       Sole                    66000
ANSYS INC                      COM              03662Q105    11138   171300 SH       Sole                   170700               600
APOLLO GROUP                   COM              037604105     4044   104661 SH       Sole                   102586              2075
BANK OF AMERICA                COM              060505104     9556   998486 SH       Sole                   984755             13731
BERKSHIRE HATH A               COM              084670108      244        2 SH       Sole                        2
BERKSHIRE HATH B               COM              084670702    52749   650019 SH       Sole                   638769             11250
BOSTON PROPRT                  COM              101121101      743     7081 SH       Sole                     7081
CA INC                         COM              12673p105     6008   218000 SH       Sole                   218000
CACI INTL                      COM              127190304     1806    29000 SH       Sole                    29000
CHUBB CORP                     COM              171232101     3455    50000 SH       Sole                    50000
CLIFFS NATL RES                COM              18683K101     1247    18000 SH       Sole                    18000
COCA COLA                      COM              191216100    28760   388595 SH       Sole                   383045              5550
CONOCOPHILLIPS                 COM              20825c104    21648   284806 SH       Sole                   279556              5250
DB OIL 2X SHORT                COM              25154k809      683    18000 SH       Sole                    18000
DENBURY RESRCES                COM              247916208     2734   150000 SH       Sole                   150000
DRESSER-RAND GRP               COM              261608103     2505    54000 SH       Sole                    54000
DUCKWALL-ALCO                  COM              264142100     1475   165000 SH       Sole                   165000
DUN & BRADSTREET               COM              26483E100    19755   233155 SH       Sole                   230805              2350
DUPONT FABROS                  COM              26613Q106     1736    71000 SH       Sole                    71000
EASTERN INSUR                  COM              276534104     2513   172100 SH       Sole                   172100
EBAY INC                       COM              278642103    20381   552334 SH       Sole                   546584              5750
EDUCATION MGMT                 COM              28140m103      164    12000 SH       Sole                    12000
FOSTER WHEELER                 COM              H27178104     1821    80000 SH       Sole                    80000
GARTNER INC                    COM              366651107    11415   267700 SH       Sole                   263525              4175
GENERAL ELECTRIC               COM              369604103    23207  1156303 SH       Sole                  1135203             21100
GENERAL MOTORS                 COM              37045V100    12324   480466 SH       Sole                   472216              8250
GP STRATEGIES                  COM              36225V104     3500   200000 SH       Sole                   200000
H&R BLOCK                      COM              093671105     1566    95100 SH       Sole                    91800              3300
HAMPDEN BANCRP                 COM              40867E107     1510   125700 SH       Sole                   125700
HARRIS CORP                    COM              413875105     2989    66300 SH       Sole                    66300
HEWLETT-PACKARD                COM              428236103     1549    65000 SH       Sole                    65000
INGERSOLL-RAND                 COM              g47791101    17846   431591 SH       Sole                   422341              9250
ITT EDUCATNL SVC               COM              45068B109     3307    50000 SH       Sole                    50000
JOHNSON & JOHNSN               COM              478160104    18502   280498 SH       Sole                   274660              5838
LANCASTR COLONY                COM              513847103     2185    32876 SH       Sole                    32876
MANTECH INTL                   COM              564563104     1378    40000 SH       Sole                    40000
MARINE PRODUCTS                COM              568427108     1984   333500 SH       Sole                   333500
MASTERCARD INC                 COM              57636Q104    15198    36140 SH       Sole                    35515               625
MCKESSON CORP                  COM              58155Q103     2545    29000 SH       Sole                    29000
MEDTRONIC INC                  COM              585055106     3919   100000 SH       Sole                   100000
MICROSOFT                      COM              594918104     7928   245800 SH       Sole                   245800
MORNINGSTAR                    COM              617700109     5792    91856 SH       Sole                    91856
NEWFIELD EXPL                  COM              651290108     1752    50510 SH       Sole                    50510
NORTHERN OIL & G               COM              665531109     3899   188000 SH       Sole                   188000
OMEGA FLEX                     COM              682095104     4977   391880 SH       Sole                   383455              8425
PACCAR INC                     COM              693718108     3643    77800 SH       Sole                    77800
PATTERSON COS                  COM              703395103    10271   307505 SH       Sole                   300830              6675
PHH CORP                       COM              693320202      876    56625 SH       Sole                    56115               510
PLUM CREEK TMBR                COM              729251108     1662    40000 SH       Sole                    40000
PROCTER & GAMBLE               COM              742718109    13866   206310 SH       Sole                   202685              3625
RAYTHEON                       COM              755111507    13021   246710 SH       Sole                   244810              1900
REGENCY CENTERS                COM              758849103     1833    41217 SH       Sole                    41217
STRYKER CORP                   COM              863667101     4388    79100 SH       Sole                    79100
TAUBMAN CENTERS                COM              876664103      802    11000 SH       Sole                    11000
THOR INDUSTRIES                COM              885160101     5555   176000 SH       Sole                   176000
UDR INC                        COM              902653104      718    26900 SH       Sole                    26900
US BANCORP                     COM              902973304    11677   368600 SH       Sole                   361600              7000
VARIAN MEDICAL                 COM              92220p105     5172    75000 SH       Sole                    75000
WELLS FARGO                    COM              949746101    26393   773081 SH       Sole                   762826             10255
WHITING PETROL                 COM              966387102     1629    30000 SH       Sole                    30000